Touchstone Sands Capital Select Growth Fund Expense Example, No Redemption - Touchstone Sands Capital Select Growth Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	605
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	$ 2,317